Condensed Statements of Stockholders' Equity - USD ($) $ in Thousands	Total	Common Stock [Member]	Common Stock [Member] Previously Reported [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Previously Reported [Member]	Retained Earnings (Deficit) [Member]	Accumulated Other Comprehensive Income (Loss) [Member]
Balance at Jun. 22, 2016	$ 0	$ 0		$ 0		$ 0	$ 0
Issuance of Change Healthcare Inc. common stock upon initial public offering	30			30
Proceeds from issuance of Change Healthcare Inc. common stock, Shares		1,516
Exchange of Change Healthcare Inc. common stock for units of the Joint Venture	1,114,816	$ 1		1,114,815
Exchange of Change Healthcare Inc. common stock for units of the Joint Venture, Shares		75,476,853
Net income (loss)	(26,294)					(26,294)
Foreign currency translation adjustment of the Joint Venture	26						26
Change in fair value of interest rate cap, net of taxes of the Joint Venture	(338)						(338)
Balance at Mar. 31, 2017	1,088,240	$ 1		1,114,845		(26,294)	(312)
Ending balance, shares at Mar. 31, 2017		75,476,853
Equity compensation	24,700			24,700
Repurchase of Change Healthcare Inc. common stock	(171)			(171)
Repurchase of Change Healthcare Inc common stock, shares		(8,974)
Issuance of Change Healthcare Inc. common stock upon exercise of equity awards		279,723,000
Net income (loss)	60,955					60,955
Foreign currency translation adjustment of the Joint Venture	1,242						1,242
Change in fair value of interest rate cap, net of taxes of the Joint Venture	1,606						1,606
Balance at Mar. 31, 2018	1,176,572	$ 75	$ 1	1,139,300	$ 1,139,374	34,661	2,536
Ending balance, shares at Mar. 31, 2018		75,749,118
Cumulative effect of accounting change of the Joint Venture | ASU 2017-12 [Member]							490
Equity compensation	5,300			5,300
Repurchase of Change Healthcare Inc. common stock	(4,782)			(4,782)
Repurchase of Change Healthcare Inc common stock, shares		(251,789)
Issuance of Change Healthcare Inc. common stock upon exercise of equity awards		4,045
Net income (loss)	(17,501)					(17,501)
Foreign currency translation adjustment of the Joint Venture	(2,593)						(2,593)
Change in fair value of interest rate cap, net of taxes of the Joint Venture	782						782
Balance at Jun. 30, 2018	1,157,778	$ 75		1,139,818		16,670	1,215
Ending balance, shares at Jun. 30, 2018		75,501,374
Balance at Mar. 31, 2018	1,176,572	$ 75	1	1,139,300	1,139,374	34,661	2,536
Beginning balance, shares at Mar. 31, 2018		75,749,118
Net income (loss)	(48,480)
Foreign currency translation adjustment of the Joint Venture	(4,445)
Change in fair value of interest rate cap, net of taxes of the Joint Venture	(3,793)
Balance at Dec. 31, 2018	1,129,240	$ 75		1,149,176		(14,309)	(5,702)
Ending balance, shares at Dec. 31, 2018		75,475,083
Balance at Mar. 31, 2018	1,176,572	$ 75	1	1,139,300	1,139,374	34,661	2,536
Beginning balance, shares at Mar. 31, 2018		75,749,118
Equity compensation	20,135			20,135
Repurchase of Change Healthcare Inc. common stock	(5,926)			(5,926)
Repurchase of Change Healthcare Inc common stock, shares		(342,417)
Issuance of Change Healthcare Inc. common stock upon exercise of equity awards		67,953,000
Net income (loss)	(52,012)					(52,012)
Foreign currency translation adjustment of the Joint Venture	(2,833)						(2,833)
Change in fair value of interest rate cap, net of taxes of the Joint Venture	(3,449)						(3,449)
Balance at Mar. 31, 2019	1,132,487	$ 75	1	1,153,509	1,153,583	(17,841)	(3,256)
Ending balance, shares at Mar. 31, 2019		75,474,654
Cumulative effect of accounting change of the Joint Venture | ASU 2017-12 [Member]						(490)	490
Balance at Jun. 30, 2018	1,157,778	$ 75		1,139,818		16,670	1,215
Beginning balance, shares at Jun. 30, 2018		75,501,374
Equity compensation	2,969			2,969
Repurchase of Change Healthcare Inc. common stock	(1,720)			(1,720)
Repurchase of Change Healthcare Inc common stock, shares		(90,629)
Issuance of Change Healthcare Inc. common stock upon exercise of equity awards		35,139
Net income (loss)	(18,591)					(18,591)
Foreign currency translation adjustment of the Joint Venture	566						566
Change in fair value of interest rate cap, net of taxes of the Joint Venture	1,478						1,478
Balance at Sep. 30, 2018	1,142,480	$ 75		1,141,067		(1,921)	3,259
Ending balance, shares at Sep. 30, 2018		75,445,885
Equity compensation	8,109			8,109
Issuance of Change Healthcare Inc. common stock upon exercise of equity awards		29,198
Proceeds from exercise of Change Healthcare Inc. equity based awards	0	$ 0		0		0	0
Net income (loss)	(12,388)					(12,388)
Foreign currency translation adjustment of the Joint Venture	(2,418)						(2,418)
Change in fair value of interest rate cap, net of taxes of the Joint Venture	(6,543)						(6,543)
Balance at Dec. 31, 2018	1,129,240	$ 75		1,149,176		(14,309)	(5,702)
Ending balance, shares at Dec. 31, 2018		75,475,083
Cumulative effect of accounting change of the Joint Venture						(490)	490
Balance at Mar. 31, 2019	1,132,487	$ 75	1	1,153,509	1,153,583	(17,841)	(3,256)
Beginning balance, shares at Mar. 31, 2019		75,474,654
Equity compensation	5,862			5,862
Net income (loss)	(37,517)					(37,517)
Foreign currency translation adjustment of the Joint Venture	226						226
Change in fair value of interest rate cap, net of taxes of the Joint Venture	(5,431)						(5,431)
Balance at Jun. 30, 2019	1,131,424	$ 75		1,159,371		(19,983)	(8,039)
Ending balance, shares at Jun. 30, 2019		75,474,654
Balance at Mar. 31, 2019	1,132,487	$ 75	$ 1	1,153,509	$ 1,153,583	(17,841)	(3,256)
Beginning balance, shares at Mar. 31, 2019		75,474,654
Proceeds from exercise of Change Healthcare Inc. equity based awards	(2,105)
Net income (loss)	(80,716)
Unrealized gain (loss) on available for sale debt securities of the Joint Venture	1,307
Foreign currency translation adjustment of the Joint Venture	3,537
Change in fair value of interest rate cap, net of taxes of the Joint Venture	(5,428)
Balance at Dec. 31, 2019	1,950,131	$ 124		2,016,608		(63,183)	(3,418)
Ending balance, shares at Dec. 31, 2019		125,027,648
Cumulative effect of accounting change of the Joint Venture | Accounting Standards Update 2014-09 [Member]	35,797					35,797
Cumulative effect of accounting change of the Joint Venture | ASU 2018-02 [Member]						(422)	422
Balance at Jun. 30, 2019	1,131,424	$ 75		1,159,371		(19,983)	(8,039)
Beginning balance, shares at Jun. 30, 2019		75,474,654
Issuance of Change Healthcare Inc. common stock upon initial public offering	608,679	$ 49		608,630
Issuance of Change Healthcare Inc. common stock upon initial public offering, shares		49,285,713
Effect of initial public offering issuance costs on Joint Venture equity	(4,160)			(4,160)
Issuance of tangible equity units	232,929			232,929
Equity compensation	8,585			8,585
Issuance of Change Healthcare Inc. common stock upon exercise of equity awards	1,139			1,139
Issuance of Change Healthcare Inc. common stock upon exercise of equity awards		175,439
Net income (loss)	(93,935)					(93,935)
Unrealized gain (loss) on available for sale debt securities of the Joint Venture	1,173						1,173
Foreign currency translation adjustment of the Joint Venture	1,583						1,583
Change in fair value of interest rate cap, net of taxes of the Joint Venture	(1,310)						(1,310)
Balance at Sep. 30, 2019	1,886,107	$ 124		2,006,494		(113,918)	(6,593)
Ending balance, shares at Sep. 30, 2019		124,935,806
Equity compensation	9,148			9,148
Issuance of Change Healthcare Inc. common stock upon exercise of equity awards	966			966
Issuance of Change Healthcare Inc. common stock upon exercise of equity awards		91,842
Net income (loss)	50,735					50,735
Unrealized gain (loss) on available for sale debt securities of the Joint Venture	134						134
Foreign currency translation adjustment of the Joint Venture	1,728						1,728
Change in fair value of interest rate cap, net of taxes of the Joint Venture	1,313						1,313
Balance at Dec. 31, 2019	$ 1,950,131	$ 124		$ 2,016,608		$ (63,183)	$ (3,418)
Ending balance, shares at Dec. 31, 2019		125,027,648